Accrued liabilities	12 Months Ended
Mar. 31, 2017
Accrued liabilities
Accrued liabilities

12. Accrued liabilities

        Accrued liabilities consist of the following as of March 31:

	2017	2016
Compensation to employees	$32,328	$23,234
Professional services	3,886	1,390
Other	2,299	2,733

Total	$38,513	$27,357